Balance Sheets - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Current assets
Cash and cash equivalents	$ 2,363,465	$ 434,217	$ 254,770
Prepaid insurance	70,376	33,143	24,079
Total current assets	2,433,841	467,360	278,849
Other assets
Computer equipment (net of accumulated amortization of $158 at April 30, 2016 and $0 at July 31, 2015)	6,370	0
Patents and patent applications (net of accumulated amortization of $8,044 at April 30, 2016 and $7,015 at July 31, 2015 and $5,642 at July 31, 2014)	19,406	20,435	21,808
Total assets	2,459,617	487,795	300,657
Current liabilities
Accounts payable and accrued liabilities	206,821	315,460	200,604
Accrued salaries and wages	3,630,596	3,129,060	1,416,651
Deferred revenue	250,000	0
Due to related parties	0	130,000	350,000
Total current liabilities	4,087,417	3,574,520	1,967,255
Deferred revenue	2,083,500	5,300,000	1,411,470
Total liabilities	6,170,917	8,874,520	3,378,725
Stockholders' deficit
Common stock; par value $0.001; 1,000,000,000 shares authorized; 1,981,433 shares issued and outstanding at April 30, 2016 and 1,841,866 shares issued and outstanding at July 31, 2015 and 1,782,073 shares issued and outstanding at July 31, 2014	1,981	1,842	1,782
Additional paid-in capital	56,381,654	44,982,519	43,253,363
Accumulated deficit	(60,094,935)	(53,371,086)	(46,333,213)
Total stockholders' deficit	(3,711,300)	(8,386,725)	(3,078,068)
Total liabilities and stockholders' deficit	$ 2,459,617	$ 487,795	$ 300,657